Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest income recorded as an effect of financial instruments	€ (147,409,000)	€ (51,375,000)	€ (63,401,000)
Interest expense recorded as an effect of financial instruments	448,471,000	416,199,000	426,809,000
Amount of Gain (Loss) recognized in AOCI on Derivatives	2,680,000	1,613,000	(1,357,000)
Amount of (Gain) Loss reclassified from AOCI in Income	(20,880,000)	(26,370,000)	€ (26,468,000)
Derivatives designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Amount of Gain (Loss) recognized in AOCI on Derivatives		1,613,000
Amount of (Gain) Loss reclassified from AOCI in Income		(26,370,000)
Derivatives designated as hedging instruments | Interest rate contracts
Disclosure of detailed information about financial instruments [line items]
Amount of Gain (Loss) recognized in AOCI on Derivatives		(388,000)
Derivatives designated as hedging instruments | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Amount of Gain (Loss) recognized in AOCI on Derivatives		2,001,000
Derivatives not designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	(1,968,000)
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense		(1,160,000)
Derivatives not designated as hedging instruments | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Amount of (Gain) Loss reclassified from AOCI in Income	12,841,000
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	(14,809,000)	8,275,000
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense		(9,435,000)
Derivatives not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Disclosure of detailed information about financial instruments [line items]
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	90,614,000
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense		(7,771,000)
Derivatives not designated as hedging instruments | Share Options to secure the Convertible Bonds
Disclosure of detailed information about financial instruments [line items]
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	€ (90,614,000)
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense		€ 7,771,000